ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

The components of accounts receivable are as follows (in thousands):

	June 30,	December 31,
	2021	2020
Trade receivables	$13,750	$7,016
Allowance for doubtful accounts	(309)	(500)
Total accounts receivable	$13,441	$6,516

The components of accounts receivable are as follows (in thousands):

	December 31,
	2020	2019
Trade receivables	$7,016	$4,722
Allowance for doubtful accounts	(500)	(199)
Total accounts receivable	$6,516	$4,523

Schedule of allowance for doubtful accounts

The following table summarizes activity in the allowance for doubtful accounts (in thousands):

	June 30,	December 31,
	2021	2020
Balance at beginning of period	$500	$199
Provision for uncollectible accounts	(164)	377
Uncollectible accounts written off	(27)	(76)
Balance at end of period	$309	$500

The following table summarizes activity in the allowance for doubtful accounts (in thousands):

	Years Ended December 31,
	2020	2019
Balance at beginning of year	$199	$—
Provision for uncollectible accounts	377	199
Uncollectible accounts written off	(76)	—
Balance at end of year	$500	$199